CONVERTIBLE REDEEMABLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2025
CONVERTIBLE REDEEMABLE PREFERRED SHARES
CONVERTIBLE REDEEMABLE PREFERRED SHARES

18.CONVERTIBLE REDEEMABLE PREFERRED SHARES

Beijing Chagee obtained financing through Series A and Series B preferred shares from 2020, and the Company completed financing through Series B+ preferred shares in 2023. (Series A preferred shares, Series B preferred shares and Series B+ preferred shares are collectively referred to as “Preferred Shares”). The following table summarizes the issuances of Preferred Shares:

Series	Issuance Date	Issue Price per share	Shares Issued	Aggregated Issuance Price
A	December 25, 2020	RMB4.7	33,777,482	RMB160,000
A	February 22, 2021	RMB4.7	1,055,546	RMB5,000
B	May 14, 2021	RMB11.4	12,256,755	RMB140,000
B+	July 20, 2023	RMB16.2	12,780,417	RMB209,902
B+**	December 5, 2023	RMB16.2	7,594,160	RMB123,000

Note*: In the above table, the number of shares and the issue price per share have been retrospectively adjusted as if the Restructuring has been completed at the beginning of the period presented.

Note**: In July 2023, the Company has entered into a share purchase agreement with one Series B+ preferred shareholder, agreeing that the shareholder shall purchase 7,594,160 Series B+ preferred shares of the Company with cash consideration of RMB123 million when it completes certain regulatory procedures. The Company accounted for its obligation to issue Series B+ preferred shares at fixed predetermined price as a forward contract. This forward contract is classified as a liability and measured at fair value, with changes in fair value reported in earnings. The transaction was completed in December 2023, with fair value change loss of the forward contract of RMB105 million recognized in the consolidated statements of operations and comprehensive income for the year ended December 31, 2023.

(a)Preferred Shares of Beijing Chagee

The key terms of Series A and Series B preferred shares of Beijing Chagee are as follows:

Conversion Rights

Automatic Conversion

The Series A and Series B preferred share of Beijing Chagee shall automatically be converted into the same number of ordinary shares of Beijing Chagee, upon the closing of a Qualified IPO of Beijing Chagee as defined in the Memorandum and Articles of Association.

18.CONVERTIBLE REDEEMABLE PREFERRED SHARES (CONTINUED)

(a)Preferred Shares of Beijing Chagee (continued)

Redemption Rights

The preferred shareholders shall have redemption rights upon the occurrence of any of the following events: (i) Beijing Chagee fails to complete a Qualified IPO on or before December 28, 2027; (ii) a material breach by the Group companies or Mr. Junjie Zhang (the “Founder”); (iii) any Group companies or the Founder is in violation of any applicable laws, or has been convicted of fraud, willful misconduct or other intentional inappropriate acts, resulting in a material adverse effect, or (iv) any other shareholder request to redeem its shares.

The redemption price for each outstanding preferred share shall be equal to the aggregate of (x) the applicable preferred share issue price, and (y) an amount at a simple interest of twelve percent (12%), plus (z) any declared but unpaid dividends.

Liquidation Rights

In the event of any liquidation, dissolution or winding up of Beijing Chagee, whether voluntary or involuntary, the preferred shareholders shall be entitled to receive, prior and in preference to the ordinary shares, the higher of (i) the original issue price, plus any declared but unpaid dividends; and (ii) such amount per share as would have been payable on an if-converted basis (the “Preference Amount”).

If the assets and funds available for distribution shall be insufficient: (1) First, the distribution should be made to Series B preferred shareholders according to the relative proportion of their shares; (2) Secondly, distribution will be made to Series A preferred shareholders according to the relative proportion of their shares; (3) Any remaining assets and funds shall be distributed ratably among the shareholders based on the number of Ordinary Shares held by such shareholder (excluding preferred shares on as-converted basis).

Dividend Rights

First, each holder of Series B Preferred Shares is entitled to receive cumulative dividends at the simple rate per annum of 8% of the Series B issue price, payable if and when declared by the board of directors.

Second, after full payment of dividends to the holders of the Series B Preferred Shares, each holder of the Series A Preferred Shares is entitled to receive cumulative dividends at the simple rate per annum of 8% of the Series A issue price, payable if and when declared by the board of directors.

Lastly, if after the preferential dividends relating to the Preferred Shares as described above have been paid in full or declared and set apart for payment in any fiscal year of the Company, the holders of Preferred Shares shall be entitled to a proportionate share of any dividend or distribution on an if-converted basis.

Notwithstanding the dividend rights as described above, if any dividend or distribution distributed ratably among holders of Preferred Shares and Ordinary Shares (on an as-converted basis) and each holder of Preferred Shares has received all such amounts not less than the dividends or other like amount would have received in accordance with the dividend rights as described above, any dividend or distribution shall be distributed ratably among holders of Preferred Shares and Ordinary Shares (on an as-converted basis).

Voting Rights

Each preferred share shall carry a number of votes equal to the number of ordinary shares then issuable upon its conversion into Class A ordinary shares.

18.CONVERTIBLE REDEEMABLE PREFERRED SHARES (CONTINUED)

(b)Preferred Shares of the Company

Upon completion of the Restructuring, the Series A and Series B preferred shares of Beijing Chagee were exchanged into Series A and Series B preferred shares of the Company.

The key terms of Series A, Series B and Series B+ preferred shares of the Company are substantially the same as those of Series A and Series B preferred shares of Beijing Chagee, except that the following terms were added or amended:

Conversion Rights

Optional Conversion

Unless converted earlier pursuant to the Automatic Conversion, any Series A, Series B and Series B+ preferred shares may, at the option of the holder thereof, be converted at any time into fully-paid and non- assessable Class A Ordinary Shares of the Company, based on the then effective conversion price.

The initial conversion ratio of preferred shares to ordinary shares shall be 1:1 and shall be subject to adjustments in the event of issuance or deemed issuance of additional ordinary shares below the preferred share conversion price, or share dividends, subdivisions, combinations or consolidations of ordinary shares, other distributions, or reclassification, exchange and substitution.

Liquidation Rights

If the assets and funds available for distribution shall be insufficient, then the entire assets and funds of the Company legally available for distribution shall be distributed ratably among the preferred shareholders in proportion to the aggregate amount of the Preference Amount.

Deemed Liquidation Event includes: (i) any transaction or series of transactions, whether by merger, consolidation, amalgamation, sale or issuance of equity, scheme of arrangement or otherwise, which results in a change in control of the Company; (ii) a disposition of all or substantially all of the assets of the Group as a whole; or (iii) the exclusive licensing of all or substantially all of any Group’s Intellectual Property to a third party.

Dividend Rights

Each holder of Series B+ Preferred Shares is entitled to receive cumulative dividends at the simple rate per annum of 8% of the Series B+ issue price, payable if and when declared by the board of directors, in preference than Series B and Series A preferred shareholders.

Accounting for Preferred Shares

The Company has classified the Preferred Shares in the mezzanine equity of the consolidated balance sheets as they are contingently redeemable at the option of the holders. Each issuance of preferred shares is recognized at the respective fair value at the date of issuance net of issuance costs. The issuance costs for Series A, Series B and Series B+ Preferred Shares were RMB0.3 million, RMB3.1 million and nil. In addition, the Group records accretions on the Preferred Shares to the redemption values from the issuance dates to the earliest redemption dates. The accretions use the effective interest method and are recorded against retained earnings, or in the absence of retained earnings, by charges against additional paid-in capital. Once additional paid-in capital has been exhausted, additional charges are recorded by increasing the accumulated deficit.

18.CONVERTIBLE REDEEMABLE PREFERRED SHARES (CONTINUED)

(b)Preferred Shares of the Company (continued)

Accounting for Preferred Shares (continued)

The Company determined that the embedded conversion features and the redemption features do not require bifurcation as they either are clearly and closely related to the Preferred Shares or do not meet the definition of a derivative.

The exchange of Series A and Series B preferred shares of Beijing Chagee into Series A and Series B preferred shares of the Company and related changes in terms were accounted for as a modification with immaterial difference between the fair value of the preferred shares before and after the modification.

The Company’s preferred shares activity for the years ended December 31, 2023, 2024 and 2025, respectively, is summarized below:

	Series A Preferred Shares		Series B Preferred Shares		Series B+ Preferred Shares		Total
	Number of		Number of		Number of
	shares	Amount	shares	Amount	shares	Amount	Amount
		RMB		RMB		RMB	RMB
Balance as of January 1, 2023	34,833,028	194,589	12,256,755	157,784	—	—	352,373
Issuance of Series B+ Preferred Shares, net of issuance cost	—	—	—	—	20,374,577	436,905	436,905
Accretion on convertible redeemable preferred shares to redemption value	—	17,832	—	16,652	—	8,846	43,330
Issuance of Series B Preferred Shares*	—	—	2,657,649	39,172	—	—	39,172
Balance as of December 31, 2023	34,833,028	212,421	14,914,404	213,608	20,374,577	445,751	871,780
Accretion on convertible redeemable preferred shares to redemption value	—	19,523	—	21,107	—	21,370	62,000
Balance as of December 31, 2024	34,833,028	231,944	14,914,404	234,715	20,374,577	467,121	933,780
Accretion on convertible redeemable preferred shares to redemption value	—	6,268	—	6,717	—	7,097	20,082
Conversion of redeemable preferred shares into ordinary shares upon IPO	(34,833,028)	(238,212)	(14,914,404)	(241,432)	(20,374,577)	(474,218)	(953,862)
Balance as of December 31, 2025	—	—	—	—	—	—	—

Note *: In 2023, an aggregate of 1,046,761 Class A and 1,610,888 Class B ordinary shares beneficially owned by Junjie Zhang, Xianggui Peng and Peibang Gong, who are employees of the Company, were exchanged at a premium for Series B preferred shares. Junjie Zhang, Xianggui Peng and Peibang Gong are the ultimate controllers and beneficial owners of Partea Ltd., TasTea Ltd., and TEALATTE Ltd., which are the shareholders of Chagee Holdings Limited. Such Series B preferred shares were then sold to certain preferred shareholders and were recognized at fair value. For details, please refer to Note 17.

Upon the completion of the Company’s IPO, all preferred shares of the Company have been automatically converted into fully- paid and non-assessable Class A ordinary shares of the Company.